Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Details) (USD $)	12 Months Ended							3 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Asia Joint Venture [Member]	Dec. 31, 2013 Canadian Distribution Business [Member]	Dec. 31, 2013 IAE Collaboration [Member]	Dec. 31, 2013 International Aero Engines AG [Member]	Dec. 31, 2013 PrattAndWhitneyPowerSystems [Member]	Dec. 31, 2013 PrattAndWhitneyPowerSystems [Member]	Dec. 31, 2013 Group Ascensores Enor SA [Member]	Dec. 31, 2013 UTC Climate, Controls and Security [Member]	Dec. 31, 2012 UTC Climate, Controls and Security [Member]	Sep. 30, 2012 Goodrich Corporation [Member]	Dec. 31, 2013 Goodrich Corporation [Member]	Dec. 31, 2011 Goodrich Corporation [Member]	Dec. 31, 2013 International Aero Engines AG [Member]
Business Acquisition [Line Items]
Gain (Loss) on Disposition of Business											$ 55,000,000
Proceeds from Sales of Business, Affiliate and Productive Assets														600,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Environmental Liabilities														325,000,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net														16,420,000,000
Business Acquisition, Purchase Price Allocation, Current Assets, Cash and Cash Equivalents (Deprecated 2013-01-31)														538,000,000
Business Acquisition, Date of Acquisition Agreement														Jul. 26, 2012
Business Acquisition, Revenue Reported by Acquired Entity for Last Annual Period										50,000,000				8,100,000,000
Payments to Acquire Businesses, Net of Cash Acquired										240,000,000
Business Acquisition Purchase Price Allocation Deferred Income Tax Liability														215,000,000
Business Acquisition, Preexisting Relationship, Gain (Loss) Recognized													46,000,000
Business Acquisition, Purchase Price Allocation, Management Continuity Arrangement Liabilities Assumed														74,000,000
Business Acquisition, Cost of Acquired Entity, Transaction Costs		95,000,000	84,000,000
Business Acquisition, Cost of Acquired Entity, Planned Restructuring Activities		67,000,000
Business Acquisition, Cost of Management Continuity Arrangements Amendment													12,000,000	9,000,000
Contractual Obligation, Fiscal Year Maturity [Abstract]
Contractual Obligation														2,200,000,000
Contractual Obligation, Consumed in Current Year														278,000,000
Contractual Obligation, Due in Next Twelve Months														261,000,000
Contractual Obligation, Due in Second Year														220,000,000
Contractual Obligation, Due in Third Year														239,000,000
Contractual Obligation, Due in Fourth Year														242,000,000
Contractual Obligation, Due in Fifth Year														210,000,000
Contractual Obligation, Due after Fifth Year														686,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Unremitted Foreign Earnings Income Tax Liability															853,000,000
Equity Method Investment, Other than Temporary Impairment		168,000,000										180,000,000
Noncash Or Part Noncash Acquisition Debt Assumed1		2,600,000,000	15,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables														1,205,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory														1,673,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Assets Noncurrent														515,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets														647,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment														2,209,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets, Customer Relationships														8,550,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets, Trademarks														1,550,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets														1,501,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Short-Term Borrowings														(84,000,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accrued Liabilities														(1,919,000,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt														(2,961,000,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed,Projected Benefit Obligation														(1,743,000,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Customer Contractual Obligations														(2,200,000,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other														(4,013,000,000)
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value														(41,000,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net														4,840,000,000
Disposal Date									May 17, 2013
Proceeds from Divestiture of Businesses									432,000,000
Business Combination, Contingent Consideration, Asset								200,000,000	200,000,000
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax									193,000,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax								132,000,000
Business Acquisition, Effective Date of Acquisition										Feb. 07, 2013						Jun. 29, 2012
Business Acquisition Cash Paid Per Share														$ 127.50
UTX_BusinessAcquisitionCostOfAcquiredEntityPurchasePrice														18,300,000,000		1,500,000,000
Noncash Or Part Noncash Acquisition Net Debt Assumed														1,900,000,000
Debt Instrument, Utilization of Net Proceeds														9,600,000,000
Debt Instrument, Total Face Amount Issued														9,800,000,000
Proceeds From Issuance Equity Units														1,100,000,000
Short-term Debt, Loan Maximum Borrowing Capacity														2,000,000,000
Short-Term Debt Instrument, Agreement Date														Apr. 24, 2012
Cash and Cash equivalents used in business acquisition														500,000,000
Development Stage Entities, Equity Issuance, Date														Jun. 18, 2012
Amortization of Intangible Assets	710,000,000	547,000,000	398,000,000
Acquisition Cost Of Acquired Entities and Interest in Affiliates	151,000,000	18,600,000,000	372,000,000
Indefinite-Lived Intangible Assets (Excluding Goodwill)	2,260,000,000	2,310,000,000
Intangible Assets Gross Excluding Goodwill	19,196,000,000	18,276,000,000
Proceeds from Issuance of Commercial Paper														3,200,000,000
Proceeds from Issuance of Commercial Paper, Date														July 2012
Limited Liability Company or Limited Partnership [Line Items]
Gain Recognized On Limited Liability Company Or Limited Partnership Formation				$ 215,000,000	$ 120,000,000
Equity Method Investment, Ownership Percentage						61.00%	49.50%